Apr. 30, 2021
PIMCO Variable Insurance Trust
Supplement dated August 30, 2021 to the Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus, each dated April 30, 2021, as supplemented from time to time (the “Prospectuses”); the Administrative, Advisor, Institutional and M Class Prospectuses for the PIMCO All Asset Portfolio, the Administrative and Advisor Class Prospectuses for the PIMCO Balanced Allocation Portfolio, the Administrative, Advisor and Institutional Class Prospectuses for the PIMCO Global Bond Opportunities Portfolio (Unhedged), the Administrative, Advisor and Institutional Class Prospectuses for the PIMCO Global Core Bond (Hedged) Portfolio, the Administrative and Advisor Class Prospectuses for the PIMCO Global Diversified Allocation Portfolio, the Administrative, Advisor and Institutional Class Prospectuses for the PIMCO Global Managed Asset Allocation Portfolio, the Administrative, Advisor, Institutional and M Class Prospectuses for the PIMCO Income Portfolio, the Administrative, Advisor and Institutional Class Prospectuses for the PIMCO International Bond Portfolio (Unhedged), the Administrative, Advisor and Institutional Class Prospectuses for the PIMCO International Bond Portfolio (U.S. Dollar-Hedged), the Administrative, Advisor and Institutional Class Prospectuses for the PIMCO Long-Term U.S. Government Portfolio, the Administrative, Advisor and Institutional Class Prospectuses for the PIMCO Real Return Portfolio and the Administrative, Advisor and Institutional Class Prospectuses for the PIMCO Total Return Portfolio Prospectuses, each dated April 30, 2021, each as supplemented from time to time (the “Standalone Prospectuses”); the PIMCO All Asset Portfolio, PIMCO Balanced Allocation Portfolio, PIMCO Global Bond Opportunities Portfolio (Unhedged), PIMCO Global Core Bond (Hedged) Portfolio, PIMCO Global Diversified Allocation Portfolio, PIMCO Global Managed Asset Allocation Portfolio, PIMCO Income Portfolio, PIMCO International Bond Portfolio (Unhedged), PIMCO International Bond Portfolio (U.S. Dollar-Hedged), PIMCO Long-Term U.S. Government Portfolio, PIMCO Real Return Portfolio and PIMCO Total Return Portfolio Summary Prospectuses, each dated April 30, 2021, each as supplemented from time to time (the “Summary Prospectuses”); and the Statement of Additional Information, dated April 30, 2021, as supplemented from time to time (the “SAI”)
The Bloomberg Barclays fixed income indices have been renamed in connection with the rebranding of the indices as the “Bloomberg Fixed Income Indices.” Accordingly, effective immediately, all references in the Prospectuses, Standalone Prospectuses, Summary Prospectuses and SAI to the indexes listed in the “Previous Index Name” column below are hereby removed and replaced with the indexes listed in the “New Index Name” column below.

Previous Index Name	New Index Name

Bloomberg Barclays U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
Bloomberg Barclays Global Aggregate (USD Unhedged) Index	Bloomberg Global Aggregate (USD Unhedged) Index
Bloomberg Barclays Global Aggregate (USD Hedged) Index	Bloomberg Global Aggregate (USD Hedged) Index
Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Bloomberg Barclays Long-Term Treasury Index	Bloomberg Long-Term Treasury Index
Bloomberg Barclays U.S. TIPS Index	Bloomberg U.S. TIPS Index
Bloomberg Barclays U.S. TIPS: 1-10 Year Index	Bloomberg U.S. TIPS: 1-10 Year Index
Bloomberg Barclays Long-Term Government/Credit Index	Bloomberg Long-Term Government/Credit Index